CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Preferred Stock [Member]	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated OCI
Balance at Dec. 31, 2013	$ 1,003,506	$ 30,641	$ 750	$ 876,905	$ 90,394	$ 4,816
Equity-based compensation cost	1,033			1,033
Preferred stock dividends	(1,370)				(1,370)
Redemption of preferred stock	(32,914)	(32,914)
Dividend to parent	(4,000)				(4,000)
Preferred stock discount accretion	(2,273)	$ 2,273			(2,273)
Net income	44,833				44,833
Other comprehensive income	3,249					3,249
Balance at Dec. 31, 2014	1,014,337		750	877,938	127,584	8,065
Equity-based compensation cost	1,640			1,640
Net income	39,256				39,256
Other comprehensive income	(1,025)					(1,025)
Balance at Dec. 31, 2015	1,054,208		750	879,578	166,840	7,040
Equity-based compensation cost	87			87
Net income	65,774				65,774
Other comprehensive income	(39,571)					(39,571)
Balance at Dec. 31, 2016	1,080,498		750	879,665	232,614	(32,531)
Equity-based compensation cost	1,425			1,425
Net income	87,662				87,662
Other comprehensive income	15,682					15,682
Issuance of 8,625,000 common shares, net of issuance costs	155,581		86	155,495
Balance at Sep. 30, 2017	$ 1,340,848		$ 836	$ 1,036,585	$ 320,276	$ (16,849)